SUPPLEMENT DATED DECEMBER 10, 2013 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated September 1, 2013

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Emerging Markets Aggregate Bond ETF (formerly, Market Vectors LatAm Aggregate Bond ETF) (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, the shares of the Fund are offered through a different Prospectus and are no longer offered through the above-dated Prospectus.  All references to the Fund are hereby deleted from the above-dated Prospectus.

Please retain this supplement for future reference.

SUPPLEMENT DATED DECEMBER 10, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2013

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Emerging Markets Aggregate Bond ETF (formerly, Market Vectors LatAm Aggregate Bond ETF) (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective immediately, the shares of the Fund are offered through a different Statement of Additional Information and are no longer offered through the above-dated Statement of Additional Information.  All references to the Fund are hereby deleted from the above-dated Statement of Additional Information.

Please retain this supplement for future reference.